Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Non Controlling Interests [Abstract]
Summary of Company's Subsidiaries

Basis of consolidation

The consolidated financial statements include the accounts of Liminal BioSciences Inc., and those of its subsidiaries. The Company’s subsidiaries at December 31, 2022, 2021 and 2020 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2022	2021	2020
Fairhaven Pharmaceuticals Inc.	Small molecule therapeutics	Quebec, Canada	100%	100%	100%
Liminal R&D BioSciences Inc.	Small molecule therapeutics	Quebec, Canada	100%	100%	100%
Liminal BioSciences Holdings Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Liminal BioSciences Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Pharma SMT B.V	Small molecule therapeutics	Amsterdam, Netherlands	nil2)	100%	100%
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	nil1)	nil1)	100%
Prometic Plasma Resources Inc.	Plasma-derived therapeutics	Winnipeg, Canada	nil1)	nil1)	100%
Telesta Therapeutics Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%
Prometic Biotherapeutics Inc.	Plasma-derived therapeutics	Delaware, U.S.	nil1)	nil1)	100%
Prometic Plasma Resources USA Inc.	Plasma-derived therapeutics	Delaware, U.S.	nil1)	nil1)	100%
Prometic Biotherapeutics Ltd	Plasma-derived therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Biotherapeutics B.V.	Plasma-derived therapeutics	Amsterdam, Netherlands	nil2)	100%	100%
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	100%	77%	77%

The proportion of ownership the Company had in subsidiaries not wholly-owned at December 31, 2022 and December 31, 2021 were as follows:

Name of subsidiary	Place of incorporation	Proportion of ownership interest held by group
		December 31, 2022	December 31, 2021
Pathogen Removal and Diagnostic Technologies Inc.	Delaware, U.S.	100%	77%
NantPro Biosciences, LLC	Delaware, U.S.	73%	73%

Summary of Financial Information for Entities Non-controlling Interest

The results of operations of PRDT in 2022 up until the transaction date and for the comparative periods in 2021 and 2020 and the portion of the net and comprehensive loss attributed to the non-controlling interests are presented below:

Year ended December 31	2022	2021	2020
Royalty revenues	$157	$565	$572
Royalty expenses	308	(88)	(128)
Research and development expenses	(84)	(244)	(196)
Administration expenses and foreign exchange (gains) losses	2,665	(946)	(1,506)
Net income (loss) and comprehensive income (loss)	$3,046	$(713)	$(1,258)
Income (loss) attributable to non-controlling interests	$122	$(669)	$(832)